Subsequent Events	12 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 14. Subsequent Events

In preparing these consolidated financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through the date of issuance. There are no subsequent events to disclose except for the following:

The Company received proceeds from the issuance of Common Shares pursuant to the Public Offering as set forth in the table below:

Share Class	Net Proceeds
Subscriptions effective October 1, 2024
Class I	$93,248
Class S	$9,108
Approximate subscriptions effective November 1, 2024
Class I	$89,201
Class S	$5,595

On October 30, 2024, the Company issued 197,076.899 Class I Shares and 10,731.076 Class S Shares through the DRIP.

The Company repurchased 591,629.063 of its Class I Shares pursuant to the tender offer to repurchase up to 5% of its Class I Shares and Class S Shares outstanding as of June 30, 2024 that commenced on September 25, 2024 and closed on November 1, 2024.

On November 22, 2024, the Company entered into the third amendment to the SMBC Credit Facility (the “Third SMBC Amendment”) . The Third SMBC Amendment, among other things, (a) increased the total commitment facility amount from $1,115,000 to $1,240,000 through the addition of new lenders, (b) extended the maturity date to November 22, 2029, (c) reduced the applicable margin on borrowings under the SMBC Facility to 0.875% for any ABR Loan and 1.875% for any Term Benchmark Loan or RFR Loan and (d) reduced the commitment fee on the daily unused portion of commitments to 0.35% per annum.

The Board declared gross distributions to Class I and Class S shareholders of record as set forth in the table below:

Declaration Date	Record Date	Payment Date	Gross Distribution
Class I Distributions
August 2, 2024	October 31, 2024	November 27, 2024	$0.2200
November 14, 2024	November 30, 2024	December 27, 2024	$0.1875
November 14, 2024	December 30, 2024	January 30, 2025	$0.1875
November 14, 2024	December 30, 2024	January 30, 2025	$0.0050
November 14, 2024	January 31, 2025	February 27, 2025	$0.1875
Class S Distributions
August 2, 2024	October 31, 2024	November 27, 2024	$0.2200
November 14, 2024	November 30, 2024	December 27, 2024	$0.1875
November 14, 2024	December 30, 2024	January 30, 2025	$0.1875
November 14, 2024	December 30, 2024	January 30, 2025	$0.0050
November 14, 2024	January 31, 2025	February 27, 2025	$0.1875